Performance Share Units - Additional Information (Detail) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 5,127	$ 379
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units reserved for awards		105,000,000	105,000,000
Grant in period		6,325,000	16,350,000
Performance share description		Each vested PSU is exchangeable for one Unit of the Company.	Each vested PSU is exchangeable for one Unit of the Company.
Compensation expense		$ 5,100	$ 400
Unrecognized expense		$ 30,600	$ 22,700
Weighted average remaining period		2 years 6 months	3 years
Minimum | Performance Shares | Scenario, Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award	0.00%
Maximum | Performance Shares | Scenario, Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award	200.00%